CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015	Sep. 30, 2015	Sep. 30, 2014
CURRENT ASSETS:
Cash and cash equivalents	$ 375	$ 1,888	$ 161	$ 298
Other current assets	1,672	1,415	21	265
Total current assets	2,047	3,303	182	563
PROPERTY, PLANT AND EQUIPMENT, net of accumulated depreciation	50	30	31
OTHER LONG TERM ASSETS	22
INVESTMENTS IN JOINT VENTURES	9,254	7,570	4,952	469
INVESTMENTS IN NON CONSOLIDATED SUBSIDIARIES	4,086	4,993
Total assets	15,459	15,896	5,165	1,032
CURRENT LIABILITIES:
Current maturities of long term loan	347	549	32	32
Accounts payables	623	124	58	12
Other accounts payable	1,959	1,083	681	343
Debentures, notes and loans			519	231
Deferred revenues from joint ventures	10,736	9,052	6,434
Total current liabilities	13,665	10,808	7,724	618
LONG TERM BANK LOAN	124	127	135	104
LONG TERM LOANS	5,570	5,543
DEBENTURES	2,567	2,360
WARRANTS TO ISSUE SHARES	2,482	544
STOCKHOLDERS' EQUITY (DEFICIENCY):
Common shares of $0.001 par value each:	1,338	1,256	1,244	1,126
Proceeds on account of shares		165	20	20
Treasury shares	(28)	(28)	(28)
Accumulated other comprehensive income	6
Additional paid-in capital	41,849	39,813	39,474	35,106
Accumulated deficit	(52,114)	(44,692)	(43,404)	(35,942)
Total Stockholders' Equity (Deficiency)	(8,949)	(3,486)	(2,694)	310
Total liabilities and Stockholders' Equity (Deficiency)	$ 15,459	$ 15,896	$ 5,165	$ 1,032